Principal Life Insurance Company Separate Account B
Supplement dated September 14, 2022
to the Statutory Prospectuses and Updating Summary Prospectuses dated May 1, 2022 for:
Principal® Investment Plus Variable Annuity (for applications signed on or after August 1, 2013)
Principal® Investment Plus Variable Annuity (for applications signed before August 1, 2013)
This supplement updates information contained in the Statutory Prospectus and Updating Summary Prospectus for the variable annuity contracts referenced above. Please retain this supplement for future reference.

In the Defined Outcome Funds Risk section of the applicable prospectus (e.g., Section 5 of the Statutory Prospectus), delete the first paragraph and replace with the following:
Certain underlying fund(s) employ a strategy to provide downside (buffer) protection but the fund(s) also have limited participation in upside returns over a defined outcome period. The fund(s) usually have “Buffer” in the name of the fund. The buffer funds included in this Contract are PVC U.S. LargeCap Buffer July Account (available first market day on or around June 30, 2022), PVC U.S. LargeCap Buffer October Account (available first market day on or around September 30, 2022), PVC U.S. LargeCap Buffer January Account (available first market day on or around December 30, 2022), and PVC U.S. LargeCap Buffer April Account (available first market day on or around March 31, 2023). The buffer funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. These strategies could limit the upside participation of the buffer fund in rising equity markets relative to other funds. The buffer provides limited protection in the event of a market downturn. The buffer, outcome period and FLEX Options and their accompanying risks are summarized below. These underlying mutual funds are not available in the state of New York. These underlying mutual funds may not be available through all broker-dealers.

APPENDIX A
Modify the U.S. LargeCap Buffer July Account row of the table and add the other rows below alphabetically to the table:

Large Blend	Principal VCF U.S. LargeCap Buffer April Account – Class 2 (1)(2)(3)(A)(B)(E)(F) Principal Global Investors, LLC	0.98% (2)	N/A (B)	N/A (B)	N/A (B)
Large Blend	Principal VCF U.S. LargeCap Buffer January Account – Class 2 (1)(2)(3)(B)(C)(E)(F) Principal Global Investors, LLC	0.98% (2)	N/A (B)	N/A (B)	N/A (B)
Large Blend	Principal VCF U.S. LargeCap Buffer July Account – Class 2 (1)(2)(3)(6)(10)(E)(F) Principal Global Investors, LLC	0.98% (2)	N/A (10)	N/A (10)	N/A (10)
Large Blend	Principal VCF U.S. LargeCap Buffer October Account – Class 2 (1)(2)(3)(B)(D)(E)(F) Principal Global Investors, LLC	0.98% (2)	N/A (B)	N/A (B)	N/A (B)
(A)    This investment option will be available on or around March 31, 2023.
(B)    This Fund is not showing Average Annual Total Returns because it has not been in operation for a full twelve months.
(C)    This investment option will be available on or around December 30, 2022.
(D)    This investment option will be available on or around September 30, 2022.
(E)    This underlying mutual fund is not available in the state of New York.
(F)    This underlying mutual fund may not be available through all broker-dealers.

APPENDIX B – Investment Plus Variable Annuity GMWB Exchange Offer
In the table under Summary Comparison* of Old Contract and New Contract, in the row for GMWB investment options, add the following alphabetically to Flexible Income Protector Plus in the New Principal® Lifetime Income Solutions II Variable Annuity column:
PVC U.S. LargeCap Buffer April Account ****
PVC U.S. LargeCap Buffer January Account *****
PVC U.S. LargeCap Buffer October Account ******
****    Investment option will be available on or around March 31, 2023.
*****    Investment option will be available on or around December 30, 2022.
******    Investment option will be available on or around September 30, 2022.